Contingent Liabilites and Commitments (Lease Commitments) (Details) - USD ($)	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease expense	$ 582,000	$ 901,000	$ 1,100,000
Minimum future lease commitments under noncancelable lease agreements
2017	128,000
2018	77,000
2019	60,000
2020	6,000
2021	4,000
Total	$ 275,000